Risks and Financial Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Risks and Financial Instruments
26 Risks and financial instruments

a. Risk management and financial instruments - governance

The main risks to which the Company and its subsidiaries are exposed reflect strategic/operational and economic/financial aspects. Operational/strategic risks (including, but not limited to, demand behavior, competition, technological innovation, and material changes in the industry structure) are addressed by the Company’s management model. Economic/financial risks primarily reflect default of customers, behavior of macroeconomic variables, such as commodities prices, exchange and interest rates, as well as the characteristics of the financial instruments used by the Company and its subsidiaries and their counterparties. These risks are managed through control policies, specific strategies, and the establishment of limits.

The Company has a policy for the management of resources, financial instruments, and risks approved by its Board of Directors (“Policy”). In accordance with the Policy, the main objectives of financial management are to preserve the value and liquidity of financial assets and ensure financial resources for the development of the business, including expansions. The main financial risks considered in the Policy are market risks (currencies, interest rates and commodities), liquidity and credit. The governance of the management of financial risks follows the segregation of duties below.

The execution of the Policy is made by corporate financial board, through its treasury department, with the assistance of the controllership, tax and legal departments.

The monitoring of compliance of the Policy and possible issues is the responsibility of the Financial Risk Committee (“Committee”), which is composed of the CFO, Administration and Control Director and other directors to be designated by the CFO, who meet quarterly. The monthly monitoring of Policy standards is the responsibility of the CFO.

The approval of the Policy and the periodic assessment of Company exposure to financial risks are subject to the approval of the Company’s Board of Directors.

The Audit and Risk Committee (“CAR”) advises the Board of Directors in the assessment of controls effectiveness, and the parameters of management and exposure of the Company to financial risks, and advices the Board of Directors in the assessment of eventual proposals for revision of the Policy. The Risk, Integrity and Audit Director monitors compliance with the Policy and reports to CAR the exposure to the risks and compliance with such Policy and reports any non-compliance with the Policy to the Board of Directors.

b. Currency risk

Most transactions of the Company, through its subsidiaries, are located in Brazil and , therefore, the reference currency for risk management is the Brazilian Real (Company’s functional currency). Currency risk management is guided by neutrality of currency exposures and considers the risks of the Company and its subsidiaries and their exposure to changes in exchange rates. The Company considers as its main currency exposures the changes in assets and liabilities in foreign currency.

The Company and its subsidiaries use exchange rate hedging instruments (especially between the Brazilian Real and the U.S. dollar) available in the financial market to protect their assets, liabilities, receipts, and disbursements in foreign currency and net investments in foreign operations. Hedge is used in order to reduce the effects of exchange rates on the Company´s income and cash flows in Brazilian Reais within the exposure limits under its Policy. Such foreign exchange hedging instruments have amounts, periods, and rates substantially equivalent to those of assets, liabilities, receipts, and disbursements in foreign currencies to which they are related.

Assets and liabilities in foreign currencies are stated below, translated into Brazilian Reais:

b.1 Assets and liabilities in foreign currencies

	12/31/2023	12/31/2022
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	371,474	311,017
Foreign trade receivables, net of allowance for expected credit losses	84,855	6,131
Other receivables	715,877	727,057
Other assets of foreign subsidiaries	152,393	280,738
	1,324,599	1,324,943
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and negative goodwill of notes in the foreign market (1)	(5,297,013)	(5,213,100)
Payables arising from imports	(1,730,426)	(1,939,984)
	(7,027,439)	(7,153,084)
Balance (gross) of foreign currency hedging instruments	5,309,125	5,274,302
Net liability position - total	(393,715)	(553,839)
Net liability position - effect on statement of income	(382,858)	(553,839)
Net liability position - effect on equity	(10,857)	-

(1)	As of December 31, 2023, the amount of negative goodwill of notes in the foreign market was R$ 8,107 (R$ 10,968 as of December 31, 2022).

b.2 Sensitivity analysis of assets and liabilities in foreign currency

For the base scenario, the average U.S. dollar rate of R$ 4.9416 (*) was used, based on future market curves as of December 31, 2023 on the net position of the Company exposed to the currency risk, simulating the effects of appreciation and devaluation of the Real in the income statement. As of December 31, 2023, the closing rate considered was R$ 4.8413.

The table below shows the effects of the exchange rate changes on the net liability position of R$ 393,715 in foreign currency as of December 31, 2023:

	Risk	Probable Scenario
Effect on statement of income	Real devaluation	(7,935)
Effect on equity	Real devaluation	(225)
	Net effect	(8,160)
Effect on statement of income	Real appreciation	7,935
Effect on equity	Real appreciation	225
	Net effect	8,160

(*) Average US dollar on December 31, 2023, according to benchmark rates as published by B3.

c. Interest rate risk

The Company and its subsidiaries adopt policies for borrowing and investing financial resources and for capital cost minimization. The financial investments of the Company and its subsidiaries are primarily held in transactions linked to the DI, as set forth in Note 4. Fundraising primarily relates to debentures and borrowings in foreign currency, as disclosed in Note 15.

The Company seeks to maintain most of its financial assets and liabilities at floating rates.

c.1 Assets and liabilities exposed to floating interest rates

The financial assets and liabilities exposed to floating interest rates are demonstrated below:

	Note	12/31/2023	12/31/2022
DI
Cash equivalents	4.a	5,476,726	5,204,766
Financial investments	4.b	82,592	406,683
Trade receivables - sale of subsidiaries	5.c	208,487	369,508
Loans and debentures	15	(1,242,524)	(2,460,698)
Liability position of foreign exchange hedging instruments - DI	26.g	(4,629,475)	(2,651,609)
Liability position of fixed interest instruments + IPCA - DI	26.g	(3,938,201)	(3,416,868)
Net liability position in DI		(4,042,395)	(2,548,218)

TJLP
Loans – TJLP	15	(1,264)	-
Net liability position in TJLP		(1,264)	-
Total net liability position exposed to floating interest		(4,043,659)	(2,548,218)

c.2 Sensitivity analysis of floating interest rate risk

For the sensitivity analysis of floating rate risks on December 31, 2023, the Company used the market curves of the benchmark indexes (DI and TJLP) as a base scenario.

The tables below show the incremental expenses and income that would be recognized in finance income, if the market curves of floating interest at the base date were applied to the average balances of the current year, due to the effect of floating interest rate.

		12/31/2023
Exposure to floating interest	Risk	Probable Scenario
Effect on interest of cash equivalents and financial investments	Decrease in DI (i)	(774)
Effect on interest of debt in DI	Decrease in DI (i)	17,516
Effect on income of short positions in DI of debt hedging instruments	Decrease in DI (i)	123,687
Incremental revenues/(expenses)		140,429
Effect on interest of debt in TJLP	TJLP decrease	7
Incremental expenses		7

(i)	The annual base rate used was 13.04% and the sensitivity rate was 10.82% according to reference rates made available by B3, proportional to the 12 months period to sensitivity analysis.

d. Credit risks

The financial instruments that would expose the Company and its subsidiaries to credit risks of the counterparty are basically represented by cash and cash equivalents, financial investments, hedging instruments and other receivables (see Note 4), and trade receivables (see Note 5).

d.1 Counterparties credit risk

Such risk results from the inability of counterparties to comply with their financial obligations to the Company and its subsidiaries due to insolvency, in addition to the risk related to the assets which composes an exposure. The Company and its subsidiaries regularly conduct a credit analysis of the institutions with which they hold cash and cash equivalents, financial investments, and hedging instruments through various methodologies that assess liquidity, solvency, leverage, portfolio quality, among others, prioritizing security and solidity. The volume of cash and cash equivalents, financial investments, hedging instruments and other assets are subject to maximum limits by each institution and, therefore, require diversification of counterparties.

d.2 Government credit risk

The Company's policy allows investments in government securities from countries with determined investment grade attributed by specialized credit rating agencies (S&P, Moody’s and Fitch) and in Brazilian government bonds. The volume of such financial investments is subject to maximum limits by each country and, therefore, requires diversification of counterparties.

The credit risk of financial institutions and governments related to cash and cash equivalents, financial investments and derivative financial instruments, by counterparty rating, is summarized below:

	Fair value
Counterparty credit rating	12/31/2023	12/31/2022
AAA	6,714,493	5,720,996
AA	408,375	809,583
A	464	3,457
Others (*)	47,231	50,926
Total	7,170,563	6,584,962

(*) Refers substantially to investments as minority interest, which are classified as long term investments.

d.3 Customer credit risk

The credit policy establishes the analysis of the profile of each new customer, individually, regarding their financial condition. The credit analysis carried out by the Company’s subsidiaries includes the evaluation of external ratings, when available, financial statements, credit bureau information, industry information and, when necessary, bank references. Credit limits are established for each customer and reviewed periodically, in a shorter period the greater the risk, depending on the approval of the responsible area in cases of sales that exceed these limits.

In monitoring credit risk, customers are grouped according to their credit characteristics and depending on the business the grouping takes into account, for example, whether they are individual or corporate customers, whether they are wholesalers, resellers or final customers, considering also the geographic area.

The expected credit losses are calculated by the expected loss approach based on the probability of default rates. Loss rates are calculated on the basis of the average probability of a receivable amount to advance through successive stages of default until full write-off. The probability of default calculation takes into account a credit risk score for each exposure, based on data considered to be capable of foreseeing the risk of loss, with addition of the credit assessment based on experience.

Such credit risks are managed by each business unit through specific criteria for acceptance of customers and their credit rating and are additionally mitigated by the diversification of sales. No single customer or group accounts for more than 10% of total revenue.

The Company’s subsidiaries request guarantees related to trade receivables and other receivables in specific situations to customers. The Company’s subsidiaries maintained the following allowance for expected credit losses from its trade receivables and reseller financing:

	12/31/2023	12/31/2022
Ipiranga	350,375	373,514
Ultragaz	116,583	120,076
Ultracargo	1,301	2,450
Others	591	‐
Total	468,850	496,040

The table below presents information on credit risk exposure, resulting from balances of trade receivables and reseller financing:

	12/31/2023			12/31/2022
	Weighted average rate of losses	Accounting balance	Allowance for expected credit losses	Weighted average rate of losses	Accounting balance	Allowance for expected credit losses
Current	0.5%	4,412,278	24,131	0.5%	4,756,388	22,752
Less than 30 days	17.6%	61,451	4,683	7.5%	29,817	2,230
31-60 days	4.9%	57,753	2,841	11.1%	22,633	2,516
61-90 days	15.3%	23,845	3,646	26.5%	32,522	8,617
91-180 days	32.9%	47,430	15,609	34.4%	58,529	20,159
More than 180 days	48.8%	856,602	417,940	50.7%	868,072	439,766
		5,459,359	468,850		5,767,961	496,040

The information on allowance for expected credit losses balances by geographic area is as follows:

	12/31/2023	12/31/2022
Brazil	467,545	495,929
United States of America and Canada	9	61
Other Latin American countries	40	31
Europe	425	5
Others	831	14
	468,850	496,040

For further information on the allowance for expected credit losses, see Notes 5.a and 5.b.

d.4 Commodities price risk

The Company and its subsidiaries are exposed to commodity price risk, due to the fluctuation in prices for diesel and gasoline, among others. These products are traded on the stock exchange and are subjected to the impacts of macroeconomic and geopolitical factors outside the control of the Company and its subsidiaries.

To mitigate the risk of the fluctuation of diesel and gasoline prices, the Company and its subsidiaries permanently monitor the market, seeking the protection of price movements through hedge transactions, using contracts of derivatives traded on the stock exchange and over-the-counter.

The table below shows the sensitivity analysis and positions of derivative financial instruments to hedge commodity price risk as of December 31, 2023 and December 31, 2022:

Derivative	Contract			Notional amount (m3)		Notional amount (USD thousand)		Fair value (R$ thousand)		Possible scenario (∆ of 10% - R$ thousand)
	Position	Product	Maturity	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Commodity Forward	Sold	Heating Oil	Feb-24	189,113	158,828	131,473	150,498	21,918	(52,214)	(2,308)	(124,293)
Commodity Forward	Sold	RBOB	Feb-24	6,677	52,466	3,807	31,382	440	(15,481)	(11)	(33,404)
Commodity Forward	Sold	Soybean Oil	Mar-24	1,951	-	2,977	-	(52)	-	22	-
Commodity Forward	Sold	Sea Freight	Jan-24	40,000	-	1,533	-	(1,505)	-	3,428	-
Commodity Forward	Sold	Marine Fuel	Mar-24	1,727	-	8,231	-	(99)	-	1,532	-
								20,702	(67,695)	2,663	(157,697)

e. Liquidity risk

The Company and its subsidiaries’ main sources of liquidity derive from (i) cash, cash equivalents, and financial investments, (ii) cash generated from operations and (iii) financing. The Company and its subsidiaries believe that these sources are sufficient to satisfy their current funding requirements, which include, but are not limited to, working capital, capital expenditures, amortization of debt, and payment of dividends.

The Company and its subsidiaries have sufficient working capital and sources of financing to meet their current needs. The gross indebtedness due over the next twelve months, including estimated interest on loans, totaled R$ 2,363,334 (for quantitative information, see Note 15). As of December 31, 2023, the Company and its subsidiaries had R$ 6,218,622 in cash, cash equivalents, and short-term investments (for quantitative information, see Note 4).

The table below presents a summary of financial liabilities and leases payable as of December 31, 2023 by the Company and its subsidiaries, listed by maturity. The amounts disclosed in this table are the contractual undiscounted cash flows, and, therefore, these amounts may be different from the amounts disclosed in the statement of financial position.

	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Loans, including future contractual interest (1) (2)	13,410,042	2,363,334	4,870,579	3,257,994	2,918,135
Derivative financial instruments (3)	1,874,134	673,031	752,126	387,637	61,340
Trade payables	4,682,671	4,682,671	‐	‐	‐
Trade payables - reverse factoring	1,039,366	1,039,366	-	-	-
Leases payable	2,309,776	418,450	549,950	337,721	1,003,655
Financial liabilities of customers	362,581	18,670	343,911	-	‐
Contingent consideration	112,196	‐	‐	112,196	‐
Other payables	190,090	176,813	11,409	1,868	-

(1)	The interest on loans was estimated based on the US dollar futures contracts, Yen futures contracts, Euro futures contracts and on the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 as of December 31, 2023.
(2)	Includes estimated interest on short-term and long-term loans until the contractually foreseen payment date.
(3)

The derivative financial instruments were estimated based on the US dollar futures contracts and the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 as of December 31, 2023. In the table above, only the hedging instruments with negative results at the time of settlement were considered.

f. Capital management

The Company manages its capital structure based on indicators and benchmarks to ensure business continuity while maximizing return to shareholders by optimizing its debt and capital structure.

Capital structure is comprised of net debt (loans and financing, including debentures, according to note 15 and leases payable according to Note 12.b, after deduction of cash, cash equivalents and financial investments, according to Note 4, and equity. The Company can change its capital structure depending on the economic and financial conditions, in order to optimize its financial leverage and capital management. The Company seeks to improve its return on invested capital by implementing efficient working capital management and a selective investment program.

Annually, the Company and its subsidiaries revise their capital structure, evaluating the cost of capital and the risks associated with each class of capital including the leverage ratio analysis, which is determined as the ratio between net debt and equity.

The leverage ratio at the end of the year is as follows:

	12/31/2023	12/31/2022
Gross debt (a)	13,291,951	13,274,130
Cash, cash equivalents, and short-term investments (b)	7,170,563	6,584,962
Net debt = (a) - (b)	6,121,388	6,689,168
Equity	14,029,826	12,174,968
Net debt-to-equity ratio	43.63%	54.94%

g. Selection and use of financial instruments

In selecting financial investments and hedging instruments, an analysis is conducted to estimate rates of return, risks involved, liquidity, calculation methodology for the carrying value and fair value, and a review is conducted of any documentation applicable to the financial instruments. The financial instruments used to manage the financial resources of the Company and its subsidiaries are intended to preserve value and liquidity.

The Policy contemplates the use of derivative financial instruments only to cover identified risks and in amounts consistent with the risk (limited to 100% of the identified risk). The risks identified in the Policy are described in the above sections and are subject to risk management. In accordance with the Policy, the Company and its subsidiaries can use forward contracts, swaps, options, and futures contracts to manage identified risks. Leveraged derivative instruments are not permitted. Because the use of derivative financial instruments is limited to the coverage of identified risks, the Company and its subsidiaries use the term “hedging instruments” to refer to derivative financial instruments.

The table below summarizes the gross balance of the position of hedging instruments contracted as well as of the gains (losses) that affect the equity and the statement of income of the Company and its subsidiaries:

Derivatives designated as hedge accounting
Product	Hedged object	Contracted rates		Maturity	Note	Notional amount[1]	Fair value as of 12/31/2023		Gains (losses) as of 12/31/2023
		Assets	Liabilities			12/31/2023	Assets	Liabilities	Income Statement	Equity
Foreign exchange swap	Financing	USD + 0.00%	53.60% of DI	Oct-26	26.h.2	USD 234,000	-	(106,657)	(145,949)	(10,857)
Foreign exchange swap	Financing	USD + 5.47%	110.02% of DI	Sept-25	26.h.1	USD 206,067	-	(119,094)	(223,555)	-
Foreign exchange swap	Financing	EUR + 5.12%	111.93% of DI	Jan-24	26.h.1	EUR 22,480	-	(22,529)	(23,304)	-
Foreign exchange swap	Financing	JPY + 1.50%	109.40% of DI	Mar-25	26.h.1	JPY12,564,393	-	(120,746)	(130,726)	-
Interest rate swap	Financing	IPCA + 5.03%	102.87% of DI	Jun-32	26.h.1	BRL 3,226,054	598,311	-	260,301	-
Interest rate swap	Financing	10.48%	103.64% of DI	Jun-27	26.h.1	BRL 615,791	12,515	(3,182)	10,694	-
Commodity Forward	Firm commitments	BRL	Heating Oil/ RBOB	Jan-24	26.h.1	USD 129,894	22,343	(854)	(50,977)	-
NDF	Firm commitments	BRL	USD	Feb-24	26.h.1	USD 211,179	3,959	(833)	19,012	-
							637,128	(373,895)	(284,504)	(10,857)

Product	Hedged object	Contracted rates		Maturity	Note	Notional amount[1]	Fair value as of 12/31/2022		Gains (losses) as of 12/31/2022
		Assets	Liabilities			12/31/2022	Assets	Liabilities	Income Statement	Equity
Foreign exchange swap	Financing	USD + 4.95%	106.67% of DI	Sept-25	26.h.1	USD 221,339	106,550	(9,243)	(121,296)	-
Foreign exchange swap	Financing	EUR + 3.42%	111.60% of DI	Mar-23	26.h.1	EUR 9,709	1,954	-	2,573	-
Foreign exchange swap	Financing	USD + LIBOR-3M + 1.14%	105.00% of DI	-	26.h.1	-	-	-	(21,566)	-
Interest rate swap	Financing	IPCA + 5.03%	102.87% of DI	Jun-32	26.h.1	BRL 3,226,054	173,741	(59,789)	(143,762)	-
Interest rate swap	Financing	6.47%	99.94% of DI	Nov-24	26.h.1	BRL 90,000	-	(9,513)	(5,069)	-
Commodity Forward	Firm commitments	BRL	Heating Oil/ RBOB	Jul-23	26.h.1	USD 181,880	2,936	(70,630)	(944,896)	-
NDF	Firm commitments	BRL	USD	Jan-23	26.h.1	USD 127,233	4,712	(3,074)	53,672	-
							289,893	(152,249)	(1,180,344)	-

Product	Hedged object	Contracted rates		Maturity	Note	Notional amount[1]	Gains (losses) as of 12/31/2021
		Assets	Liabilities			12/31/2021	Income Statement	Equity
Foreign exchange swap	Financing	USD + 4.65	104.87% DI	Sept-23	26.h.1	125,000	11,712	-
Foreign exchange swap	Financing	USD + LIBOR-3M	105.00% DI	Jun-22	26.h.1	50,000	10,779	-
Interest rate swap	Financing	4.59% + IPCA	102.00% DI	Sept-28	26.h.1	2,226,054	(17,922)	-
Interest rate swap	Financing	6.47%	99.94% DI	Nov-24	26.h.1	90,000	(10,088)	-
Term	Firm commitments	BRL	Heating Oil/ RBOB	Jan-22	26.h.1	120,260	(130,773)	-
NDF	Firm commitments	BRL	USD	Jan-22	26.h.1	68,361	813	-
							(135,479)	-

Derivatives not designated as hedge accounting
Product	Hedged object	Contracted rates		Maturity	Notional amount[1]	Fair value as of 12/31/2023		Gains (losses) as of 12/31/2023
		Assets	Liabilities		12/31/2023	Assets	Liabilities	Income Statement	Equity
Foreign exchange swap	Financing	USD + 0.00%	52.99% of CDI	Jun-29	USD 375,000	186,925	(45,877)	(188,395)	-
NDF	Firm commitments	USD	BRL	Mar-24	USD 457,099	1,468	(8,409)	(105,597)	-
Commodity forward	Firm commitments	BRL	Heating Oil/ Marine Fuel/Others	Mar-24	USD 18,127	1,524	(2,310)	5,489	-
Interest rate swap	Financing	USD + 5.25%	1.36% of CDI	Jun-29	USD 300,000	-	(196,243)	9,257	-
						189,917	(252,839)	(279,246)	-

Product	Hedged object	Contracted rates		Maturity	Notional amount[1]	Fair value as of 12/31/2022		Gains (losses) as of 12/31/2022
		Assets	Liabilities		12/31/2022	Assets	Liabilities	Income Statement	Equity
Foreign exchange swap	Financing	0.00%	53.0% of CDI	Jun-29	USD 375,000	230,145	(9,174)	(85,474)	-
NDF	Financing	USD	BRL	Jul-23	USD1,116,702	36,472	(54,067)	(440,359)	-
Interest rate swap	Financing	USD + 5.25%	CDI - 1.36%	Jun-29	USD 300,000	-	(308,821)	(266,445)	-
						266,617	(372,062)	(792,278)	-

Product	Hedged object	Contracted rates		Maturity	Notional amount[1]	Gains (losses) as of 12/31/2021
		Assets	Liabilities		12/31/2021	Income Statement	Equity
NDF	Firm commitments	USD	BRL	Jun-22	625,762	54,743	-
Interest rate swap	Financing	5.25%	DI - 1.36%	Jun-29	300,000	(109,081)	-
Foreign exchange swap	Financing	2.67%	100.00%	May-21	-	17	-
						(54,321)	-

1 Currency as indicated.

2 Amounts, net of income tax.

h. Hedge accounting

The Company and its subsidiaries use derivative and non-derivative financial instruments for hedging purposes and test, throughout the duration of the hedge, their effectiveness, as well as the changes in their fair value.

In 2023, the Company and its subsidiaries adopted IFRS 9 for hedge accounting and did not identify any impact on its financial statements. The Company and its subsidiaries discontinue hedge accounting when the hedging instrument is settled or if the hedged item ceases to exist or the hedge ceases to qualify for hedge accounting due to the absence of an economic relationship between the hedged item and the hedging instrument. The voluntary removal of designation is not permitted.

h.1 Fair value hedge

The Company and its subsidiaries designate as fair value hedges certain financial instruments used to offset the variations in interest and exchange rates, which are based on the market value of financing contracted in Brazilian Reais and U.S. dollars.

The foreign exchange hedging instruments designated as fair value hedge are:

In thousands, except the DI %	12/31/2023	12/31/2022	12/31/2021
Notional amount – US$	206,067	221,339	175,000
Result of hedging instruments - gain/(loss) - R$	(223,555)	(142,863)	21,812
Fair value adjustment of debt - R$	(3,768)	28,000	47,064
Financial result of the debt - R$	117,983	28,291	(105,059)
Average effective cost - DI %	110	107	105

Notional amount – EUR	22,480	9,709	-
Result of hedging instruments - gain/(loss) - R$	(23,304)	2,573	-
Fair value adjustment of debt - R$	230	(8)	-
Financial result of the debt - R$	2,756	‐	-
Average effective cost - DI %	112	112	-
Notional amount – JPY	12,564,393	-	-
Result of hedging instruments - gain/(loss) - R$	(130,726)	-	-
Fair value adjustment of debt - R$	(4,775)	-	-
Financial result of the debt - R$	63,670	-	-
Average effective cost - DI %	109	-	-

The interest rate hedging instruments designated as fair value hedge are:

In thousands, except the DI %	12/31/2023	12/31/2022	12/31/2021
Notional amount – R$	3,226,054	3,226,054	2,226,054
Result of hedging instruments - gain/(loss) - R$	262,920	(143,762)	(17,922)
Fair value adjustment of debt - R$	(313,641)	(44,312)	166,374
Financial result of the debt - R$	(353,080)	(293,955)	(245,710)
Average effective cost - DI %	102.9	102.9	102.0

In thousands, except the DI %	12/31/2023	12/31/2022	12/31/2021
Notional amount – R$	615,791	90,000	90,000
Result of hedging instruments - gain/(loss) - R$	8,074	(5,069)	(10,088)
Fair value adjustment of debt - R$	(10,163)	(486)	11,756
Financial result of the debt - R$	(16,637)	(6,330)	(5,914)
Average effective cost - DI %	103.6	99.9	99.9

The foreign exchange hedging instruments and commodities designated as fair value hedge are as described below and are concentrated in subsidiary IPP. The objective of this relationship is to transform the cost of the imported product from fixed to variable until fuel blending, as occurs with the price adopted in its sales. IPP carries out these operations with over-the-counter derivatives that are designated in a hedge accounting relationship, as a fair value hedge in an amount equivalent to the inventories of imported product.

In thousands	12/31/2023	12/31/2022	12/31/2021
Notional amount – US$	341,074	309,113	188,621
Result of hedging instruments - gain/(loss) - R$	(62,064)	(891,223)	(129,670)
Notional amount – US$	61,625	34,126	(4,352)

For further information, see Note 15.

h.2 Cash flow hedge

The Company and its subsidiaries designate as cash flow hedge, derivative instruments for protection against variations arising from exchange rate changes and for protection of notes in the foreign market.

As of December 31, 2023, the derivative instruments for exchange rate protection designated as cash flow hedges, referring to notes in the foreign market, totaled US$ 234,000 (US$ 0 as of December 31, 2022), an unrealized loss of R$ 7,166 as of December 31, 2023 was recognized in “Other comprehensive income” (R$ 0 as of December 31, 2022), net of deferred income and social contribution taxes.

i. Classes and categories of financial instruments and their fair values

The fair value of other financial investments, hedging instruments, financing and leases payable was determined using calculation methodologies commonly used for mark-to-market reporting, which consist of calculating future cash flows associated with each instrument adopted and adjusting them to present value at the market rates as of the date of the financial statements. For some cases where there is no active market for the financial instrument, the Company and its subsidiaries can use quotes provided by the transaction counterparties.

The interpretation of market information on the choice of calculation methodologies for the fair value requires considerable judgment and estimates to obtain a value deemed appropriate to each situation. Consequently, the estimates presented do not necessarily indicate the amounts that may be realizable.

Financial instruments were classified as financial assets or liabilities measured at amortized cost, except for (i) all exchange rate and interest rate hedging instruments, which are measured at fair value through profit or loss, financial investments classified as measured at fair value through profit or loss and financial investments that are classified as measured at fair value through other comprehensive income (see Note 4.b), (ii) loans and financing measured at fair value through profit or loss (see Note 15), (iii) guarantees to customers that have vendor arrangements (see Note 15), which are measured at fair value through profit or loss, and (iv) subscription warrants – indemnification, which are measured at fair value through profit or loss (see Note 19). Cash, banks, trade receivables and reseller financing are classified as financial assets measured at amortized cost. Trade payables and other payables are classified as financial liabilities measured at amortized cost.

The financial instruments are classified in the following categories:

(a) Level 1 – prices negotiated (without adjustment) in active markets for identical assets or liabilities;

(b) Level 2 – inputs other than prices negotiated in active markets included in Level 1 and observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and

(c) Level 3 - inputs for assets or liabilities that are not based on observable market variables (unobservable inputs).

The fair values and the carrying amounts of the financial instruments, including derivative instruments and the hierarchy of fair value for each class of financial instruments, are stated below:

		Carrying value			Fair value
12/31/2023	Note	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Measured at amortized cost	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Cash and banks	4.a	-	-	125,152	-	-	-
Securities and funds in local currency	4a	-	-	5,476,726	-	-	-
Securities and funds in foreign currency	4.a	-	-	323,810	-	-	-
Financial investments
Securities and funds in local currency	4.b	82,592	-	-	-	82,592	-
Derivative financial instruments and other financial assets	4.b	1,162,283	-	-	-	1,162,283	-
Trade receivables	5.a	-	-	4,269,473	-	-	-
Reseller financing	5.b	-	-	1,189,886	-	-	-
Trade receivables - sale of subsidiaries	5.c	-	-	924,364	-	-	-
Other receivables		-	-	393,036	-	-	-

Total		1,244,875	-	12,702,447	-	1,244,875	-

Financial liabilities:
Financing	15.a	1,584,452	-	4,449,857	-	1,584,452	-
Debentures	15.a	4,618,704	-	488,269	-	4,618,704	-
Foreign exchange, interest rate and commodity hedging instruments	15.a	626,735	-	-	-	626,735	-
Trade payables	16.a	-	-	4,682,671	-	-	-
Trade payables - reverse factoring	16.b	-	-	1,039,366	-	-	-
Subscription warrants – indemnification	19	87,299	-	-	-	87,299	-
Financial liabilities of customers		-	-	308,934	-	-	-
Contingent consideration	28.a	112,196	-	-	-	-	112,196
Other payables		-	-	190,090	-	-	-

Total		7,029,386	-	11,159,187	-	6,917,190	112,196

		Carrying value			Fair value
12/31/2022	Note	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Measured at amortized cost	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Cash and banks	4.a	-	-	111,797	-	-	-
Securities and funds in local currency	4.a	-	-	5,204,766	-	-	-
Securities and funds in foreign currency	4.a	-	-	305,206	-	-	-
Financial investments		-	-	-	-	-	-
Securities and funds in local currency	4.b	406,683	-	-	-	406,683	-
Derivative financial instruments and other financial assets	4.b	556,510	-	-	-	556,510	-
Trade receivables	5.a	-	-	4,533,327	-	-	-
Reseller financing	5.b	-	-	1,234,634	-	-	-
Trade receivables - sale of subsidiaries	5.c	-	-	1,096,565	-	-	-
Other receivables		-	-	235,586	-	-	-
Total		963,193	-	12,721,881	-	963,193	-

Financial liabilities:
Financing	15.a	1,216,341	-	3,973,816	-	1,216,341	-
Debentures	15.a	3,575,195	-	2,460,698	-	5,949,028	-
Foreign exchange, interest rate and commodity hedging instruments	15.a	524,311	-	-	-	524,312	-
Trade payables	16.a	-	-	4,710,952	-	-	-
Trade payables - reverse factoring	16.b	-	-	2,666,894	-	-	-
Subscription warrants – indemnification	19	42,776	-	-	-	42,776	-
Financial liabilities of customers		450,586	-	-	450,586	-	-
Contingent consideration	28.a	89,640	-	-	-	-	89,640

Total		5,898,849	-	13,812,360	450,586	7,732,457	89,640

The fair value of financial instruments, including foreign exchange and interest hedging instruments, was determined as described below:

  The fair value of cash and banks are identical to their carrying values.
  Financial investments in investment funds are valued at the fund unit value as of the date of the financial statements, which corresponds to their fair value.
  Financial investments in CDBs (Bank Certificates of Deposit) and similar instruments offer daily liquidity through repurchase at the “yield curve” and the Company calculates their fair value through methodologies commonly used for mark to market.
  The carrying values of trade receivables, reseller financing, trade receivables - sale of subsidiaries, other receivables, trade payables and trade payables - reverse factoring approximate their fair values and the Company calculates their fair value through methodologies commonly used in the market.
  The balances of subscription warrants - indemnification were measured based on the share price of Ultrapar (UGPA3) as of the date of the financial statements and are adjusted to the Company’s dividend yield, since the exercise is only possible from 2020 onwards and they are not entitled to dividends. The number of shares of subscription warrants – indemnification was also adjusted according to the changes in the amounts of provisions for tax, civil, and labor risks and contingent liabilities related to the period prior to January 31, 2014 (see Note 19).
  The fair value calculation of notes in the foreign market of Ultrapar International is based on the quoted price in an active market (see Note 15).